Tax - Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Tax Paid [abstract]
Current tax charge in the Group income statement	$ (143)	$ (34)	$ (159)
Current tax (charge)/credit in the Group statement of comprehensive income	0	(1)	2
Current tax credit taken directly to equity	0		4
Total current tax charge	(143)	(35)	(153)
Movements To Tax Contingencies	4	(8)	3
Timing differences of cash tax paid and foreign exchange differences	53	2	9
Tax paid per cash flow	$ (86)	$ (41)	$ (141)